RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	$ 4,769,475	$ 2,947,871
Receivables from brokers, dealers, and clearing organizations
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		804,639,024
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	985,869	1,046,190
Individual directors and executive officers
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties	3,783,606	1,901,681
Amount due to related parties	$ 461,704	2,039,287
Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		804,639,024
Amount due to related parties		170,338,199
Payables to brokers, dealers and clearing organizations
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due to related parties		170,338,199
Xiaomi Corporation and its affiliates
RELATED PARTY BALANCES AND TRANSACTIONS
Amount due to related parties		$ 25,330,766